RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Cetus Sponsor LLC	Shareholder of the Company since July 31, 2024
4	AWinner Limited	Shareholder of the Company since March 24, 2025 and Affiliates of Cetus Sponsor LLC
5	Ms. Ya-Hui	Spouse of Ming-Chia Huang
6	Lu Huang	Shareholder of the Company since July, 2025

Amounts due from related parties consisted of the following for the periods indicated:

		As of
		December 31,2025	June 30,2026
			(Unaudited)
Related parties	Nature
Cetus Sponsor LLC	Loan to a related party	$72,487	$72,605
AWinner Limited	Loan to a related party	875,000	875,000
Total		$947,487	$947,605

Amount due to related parties consisted of the following for the periods indicated:

		As of
		December 31,2025	June 30,2026
			(Unaudited)
Related parties	Nature
Ming-Chia Huang (1)	Loan from related parties	$1,354,052	$2,965,637
Cetus Sponsor LLC	Loan from related parties	39,000	39,000
AWinner Limited	Loan from related parties	737	737
Ming-Chao Huang (2)	Loan from related parties	504,182	669,672
Lu Huang(4)	Loan from related parties	154,816	159,457
Ming-Chia Huang	Expense paid on behalf the Company	9,311	-
Ming-Chao Huang	Expense paid on behalf the Company	4,651	-
Ms. Ya-Hui	Expense paid on behalf the Company	429	580
Total		$2,067,178	$3,835,083

(1)	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtained loans from him with annual interest rates ranging from 3.5% to 7.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chia Huang in the aggregate amount of approximately US$1,649,904, and repaid approximately US$38,319. The balance due to Ming-Chia Huang increased by approximately US$1,611,585, from US$1,354,052 as of December 31, 2025 to US$2,965,637 as of June 30, 2026.

(2)	The Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtained loans from him with an annual interest rate of 6.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chao Huang in the aggregate amount of approximately US$206,216, and repaid approximately US$40,726. The balance due to Ming-Chao Huang increased by approximately US$165,490, from US$504,182 as of December 31, 2025 to US$669,672 as of June 30, 2026.

(d) Related party transactions

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Interest expenses of loans from related parties
Ming-Chia Huang	$7,480	$36,096
Ming-Chao Huang	-	5,579
Lu Huang	-	2,976
Proceeds of loans from related parties
Ming-Chao Huang	(395,287)	(179,511)
Ming-Chia Huang	(678,000)	(976,831)
Debt to equity conversion
AWinner Limited	1,110,000	-
Ming-Chia Huang	823,100	-
Ms. Ya-Hui	550,000	-
Repay of loans from related parties
Ming-Chia Huang	-	38,319
Ming-Chao Huang	-	29,476
Repayment of the Convertible Note
Ming-Chia Huang	-	651,716
Repurchase of Pre-Delivery Shares of Convertible Note
Ming-Chia Huang	-	180